ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURY PLUSSM

Supplement dated as of May 1, 2014 to the Contract Prospectus and Statement of Additional
Information, each dated April 29, 2011, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2011, as amended. Please read it carefully and keep it with your Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

The information pertaining to ReliaStar Life Insurance Company under the heading “The Company” in the
Contract Prospectus and the first two paragraphs under the heading “General Information and History” in the SAI are deleted and replaced with the following:

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1,
2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 27, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

X.100208-14GW	Page 1 of 12	May 2014

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH
THE CONTRACTS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING Funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following table reflects other variable investment option name changes since your last prospectus supplement:

New Fund Name	Former Fund Name
Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities Fund
Lord Abbett Series Fund, Inc. Mid Cap Stock	Lord Abbett Series Fund – Mid Cap Stock Portfolio
Portfolio
PIMCO Real Return Portfolio	PIMCO VIT Real Return Portfolio
VY PIMCO Bond Portfolio	VY PIMCO Total Return Portfolio

The following chart lists the variable investment options that are, effective May 1, 2014, available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting us at Customer Service, P.O. Box 5050 Minot, ND 58702-5050, calling 1-877-884-5050 or by accessing the Securities and Exchange Commission (“SEC”) website or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
American Funds Insurance Series® – Growth Fund (Class 2)		Seeks growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
American Funds Insurance Series® – Growth-Income Fund		Seeks long-term growth of capital and income.
(Class 2)

Investment Adviser: Capital Research and Management
CompanySM
American Funds Insurance Series® – International Fund		Seeks long-term growth of capital.
(Class 2)

Investment Adviser: Capital Research and Management
CompanySM

X.100208-14GW	Page 2 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio (Initial Class)		Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment advisers
Fidelity® VIP Equity-Income Portfolio (Initial Class)		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research		achieve a yield which exceeds the composite
Company		yield on the securities comprising the S&P
500® Index.
Subadvisers: FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500 Portfolio (Initial Class)		Seeks investment results that correspond to the
total return of common stocks publicly traded
Investment Adviser: Fidelity Management & Research		in the United States, as represented by the S&P
Company		500® Index.

Subadvisers: Geode Capital Management, LLC and FMR
Co, Inc.
Fidelity® VIP Investment Grade Bond Portfolio		Seeks as high a level of current income as is
(Initial Class)		consistent with the preservation of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: Fidelity Investments Money Management, Inc.
and other investment advisers
Fidelity® VIP Money Market Portfolio (Initial Class)		Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: Fidelity Management & Research		liquidity.
Company

Subadvisers: Fidelity Investments Money Management, Inc.
and other investment advisers
Franklin Small Cap Value VIP Fund (Class 2)		Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC		80% of its net assets in investments of small
capitalization companies.
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio		Seeks capital appreciation through investments,
(Class VC)		primarily in equity securities, which are
believed to be undervalued in the marketplace.
Investment Adviser: Lord, Abbett & Co. LLC
Neuberger Berman AMT Socially Responsive Portfolio®		Seeks long-term growth of capital by investing
(Class I)		primarily in securities of companies that meet
the fund’s financial criteria and social policy.
Investment Adviser: Neuberger Berman Management LLC

Subadviser: Neuberger Berman LLC
PIMCO Real Return Portfolio (Administrative Class)		Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management		investment management.
Company LLC

X.100208-14GW	Page 3 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Pioneer High Yield VCT Portfolio (Class I)		Seeks to maximize total return by investing in
below-investment-grade debt securities and
Investment Adviser: Pioneer Investment Management, Inc.		preferred securities.
Voya Global Resources Portfolio (Class S)		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya Growth and Income Portfolio (Class I)		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: Voya Investments, LLC		common stocks and securities convertible into
common stock. It is anticipated that capital
Subadviser: Voya Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.
Voya Index Plus LargeCap Portfolio (Class I)		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: Voya Investments, LLC		maintaining a market level of risk.

Subadviser: Voya Investment Management Co. LLC
Voya Index Plus MidCap Portfolio (Class I)		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: Voya Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: Voya Investment Management Co. LLC
Voya Index Plus SmallCap Portfolio (Class I)		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: Voya Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: Voya Investment Management Co. LLC
Voya Intermediate Bond Portfolio (Class I)		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: Voya Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: Voya Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.
Voya International Index Portfolio (Class S)		Seeks investment (before fees and expenses)
results that correspond to the total return (which
Investment Adviser: Voya Investments, LLC		includes capital appreciation and income) of a
widely accepted international index.
Subadviser: Voya Investment Management Co. LLC
Voya International Value Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Large Cap Growth Portfolio (Class I)		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

X.100208-14GW	Page 4 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya Large Cap Value Portfolio (Class I)		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya Limited Maturity Bond Portfolio (Class S)		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: Voya Investment Management Co. LLC		factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
Voya Liquid Assets Portfolio (Class I)		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya MidCap Opportunities Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Multi-Manager Large Cap Core Portfolio (Class S)		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company
Voya RussellTM Large Cap Growth Index Portfolio (Class I)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Growth Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Large Cap Index Portfolio (Class I)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Mid Cap Growth Index Portfolio		Seeks investment results (before fees and
(Class S)		expenses) that correspond to the total return
(which includes capital appreciation and
Investment Adviser: Voya Investments, LLC		income) of the Russell Midcap® Growth Index.

Subadviser: Voya Investment Management Co. LLC
Voya SmallCap Opportunities Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

X.100208-14GW	Page 5 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya Solution 2015 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2015. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
Voya Solution 2025 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2025. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
Voya Solution 2035 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2035. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
Voya Solution 2045 Portfolio (Class I)(1)		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2045. On the Target Date, the
Subadviser: Voya Investment Management Co. LLC		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
Voya Solution Income Portfolio (Class I)(1)		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Conservative Portfolio (Class I)(1)		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Growth Portfolio (Class I)(1)		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Moderate Portfolio (Class I)(1)		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: Voya Investment Management Co. LLC

X.100208-14GW	Page 6 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Voya U.S. Stock Index Portfolio (Class I)		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
VY American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth. Income is a
(Class I)		secondary objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
VY Baron Growth Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
VY BlackRock Large Cap Growth Portfolio (Class I)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
VY Clarion Global Real Estate Portfolio (Class I)		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
VY Columbia Contrarian Core Portfolio (Class I)		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC
VY FMRSM Diversified Mid Cap Portfolio* (Class S)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMRSM is a service mark of Fidelity Management & Research
Company
VY Invesco Comstock Portfolio (Class I)		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
VY Invesco Equity and Income Portfolio (Class I)		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

X.100208-14GW	Page 7 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
VY Invesco Growth and Income Portfolio (Class S)		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
VY JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Mid Cap Value Portfolio (Class I)(2)		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY Marsico Growth Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
VY MFS Total Return Portfolio (Class S)		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
VY Oppenheimer Global Portfolio (Class I)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
VY PIMCO Bond Portfolio (Class I)		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
VY Pioneer High Yield Portfolio (Class I)		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
VY T. Rowe Price Capital Appreciation Portfolio (Class S)		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.

X.100208-14GW	Page 8 of 12	May 2014

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
VY T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
VY T. Rowe Price Equity Income Portfolio (Class I)		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment
Subadviser: T. Rowe Price Associates, Inc.		objective will change to: Seeks a high level of
dividend income as well as long-term growth of
capital through investments in stocks.
VY T. Rowe Price Growth Equity Portfolio (Class I)		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment
Subadviser: T. Rowe Price Associates, Inc.		objective will change to: Seeks long-term
growth through investments in stocks.
VY T. Rowe Price International Stock Portfolio (Class I)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
VY Templeton Foreign Equity Portfolio (Class I)		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Effective December 19, 2007, Voya Balanced Portfolio was closed to any new investment (including loan repayments) or transfers. Contract holders who have an account value in the Voya Balanced Portfolio may leave their account value in this investment option, but future allocations and transfers are not allowed.

(1)	These funds are structured as fund of funds that invest directly in shares of the underlying funds. A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.
(2)	Effective February 7, 2014, VY JPMorgan Mid Cap Value Portfolio was closed to any new contract holders.
Existing contract holders who have investments in the portfolio and contract holders who had the portfolio available to them prior to the close of business on February 7, 2014 may continue to invest in the portfolio.

X.100208-14GW	Page 9 of 12	May 2014

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND
REORGANIZATIONS

The Boards of Trustees of Voya Investors Trust and Voya Variable Products Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on July 18, 2014 (the
“Reorganization Effective Date”).

Merging Portfolios	Surviving Portfolios
VY BlackRock Large Cap Growth Portfolio (Class I)
VY Marsico Growth Portfolio (Class I)	Voya Large Cap Growth Portfolio (Class I)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class I)

Voluntary Transfers Before the Reorganization Effective Date. Prior to the Reorganization Effective Date, you
may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the
“Transfers” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Effective Date:
• Your investments in the subaccount that invested in the Merging Funds will automatically become an investment in the subaccount that invests in the Surviving Funds with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation;
• All existing account balances invested in Class I shares of both the VY BlackRock Large Cap Growth Portfolio and the VY Marsico Growth Portfolio will automatically become investments in the subaccount that invests in
Class I of the Voya Large Cap Growth Portfolio; and
• All existing account balances invested in Class S shares of the VY MFS Total Return Portfolio will automatically become investments in the subaccount that invests in Class I shares of the VY Invesco Equity and
Income Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Effective Date. After the Reorganization Effective Date,
the Merging Funds will no longer be available through your contract. Unless you provide us with alternative allocation instructions after the Reorganization Effective Date all allocations directed to the subaccount that invested in the Merging Funds will be automatically allocated to the subaccounts that invests in the Surviving Funds. See the
“Transfers” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 5050, Minot, North Dakota 58702-5050 or by calling us at 1-877-884-5050.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found above.
More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

All references in the Contract Prospectus to the Merging Portfolios and Surviving Portfolios are changed accordingly.

X.100208-14GW	Page 10 of 12	May 2014

THIRD PARTY ADMINISTRATOR

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider
Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

DOLLAR COST AVERAGING

Currently, under this program you may elect one of the following transfer options:
Option One:
• You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or Fixed Account A to any of the other subaccounts or to Fixed Account A or Fixed Account B, or from Fixed Account C to the subaccounts. However, transfers from Fixed Account C to Fixed Account A or
Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or from any other fixed option.
• Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:
• You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
• Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
• Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed, subject to certain conditions. See “APPENDIX I” of your Contract Prospectus.

AUTOMATIC REALLOCATION PROGRAM (ASSET REBALANCING)

Automatic Reallocation Program (Asset Rebalancing). Asset rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate or to Fixed
Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A. We automatically reallocate your account value on each quarterly anniversary of the date we established your account
(or any other date as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

X.100208-14GW	Page 11 of 12	May 2014

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current contract prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the
Company at:

Customer Service
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.100208-14GW	Page 12 of 12	May 2014